Condensed Balance Sheets (Parenthetical) - $ / shares		Jan. 21, 2025	Sep. 30, 2025	Dec. 31, 2024
Preferred stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Over-Allotment Option [Member]
Number of units exercised		1,500,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Number of units exercised		1,500,000
Common Class A [Member]
Ordinary shares subject to possible redemption, shares			19,000,000	0
Ordinary shares, redemption value per share			$ 10.27	$ 0
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			200,000,000	200,000,000
Ordinary shares, shares issued			690,000	0
Ordinary shares, shares outstanding			690,000	0
Common Class B [Member]
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			20,000,000	20,000,000
Ordinary shares, shares issued	[1],[2]		6,333,333	6,708,333	[3],[4]
Ordinary shares, shares outstanding	[1],[2]		6,333,333	6,708,333	[3],[4]
Ordinary shares subject to forfeiture				875,000
Common Class B [Member] | Over-Allotment Option [Member]
Number of units exercised		1,500,000
Number of unexercised units forfeited		1,125,000

[1]	As of December 31, 2024, this amount includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 5). Subsequently, on January 21, 2025, the underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.
[2]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 7). All share and per share data have been retrospectively presented.
[3]	Includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the Underwriters (Note 5).
[4]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 9). All share and per share data has been retrospectively presented.